Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,010,000.00
Total Fee Amount	277.58
Total Offset Amount	0.00
Net Fee	$ 277.58
Offering Table N/A
Offset Table N/A	N/A